Shareholder Report, Holdings (Details)	May 31, 2025
C000222704 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000222704 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000222704 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000222704 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222704 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222704 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222704 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222704 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222704 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222704 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222704 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000222704 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000222704 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000222704 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000222704 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222705 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000222705 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000222705 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000222705 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222705 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222705 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222705 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222705 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222705 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222705 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222705 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000222705 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000222705 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000222705 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000222705 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.00%